Document and Entity Information	12 Months Ended
Dec. 31, 2018 USD ($) shares
Document And Entity Infromation [Line Items]
Entity Registrant Name	BROOKFIELD RENEWABLE PARTNERS L.P.
Entity Central Index Key	0001533232
Trading Symbol	BEP
Document type	20-F
Document period end date	Dec. 31, 2018
Amendment flag	false
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Limited Partnership units
Document And Entity Infromation [Line Items]
Entity Public Float | $	$ 4,513,447,189
Entity LP Units Outstanding | shares	178,821,204
General partnership units
Document And Entity Infromation [Line Items]
Entity Public Float | $	$ 66,924,011
Entity LP Units Outstanding | shares	2,651,506
Redeemable/Exchangeable partnership units
Document And Entity Infromation [Line Items]
Entity Public Float | $	$ 3,272,583,645
Entity LP Units Outstanding | shares	129,658,623